Financial instruments, Other non-current financial assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other non-current financial assets [Abstract]
Lease security deposit for buildings	£ 941,000	£ 786,000
Other Non-current Financial Assets [Member]
Other non-current financial assets [Abstract]
Lease security deposit for buildings	941,000	£ 786,000
Legal settlement	£ 137,000